Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,082,026.08
Previously Paid Amount	0.00
Total Fee Amount	16,088.06
Total Offset Amount	0.00
Net Fee	$ 16,088.06